Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 4,073	£ 4,364	[1]	£ 3,396	[1],[2]
Other income	79	105	[1]	61	[1],[2]
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	4,073	4,364		3,396
Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(351)	22
Other income	198	67
Other comprehensive income	60	(1)
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(93)	88
Significant unobservable inputs (Level 3) [member] | Investment property [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	(1)
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	(1)
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(459)	(14)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(459)	(14)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	(3)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	(3)
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	64	55
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	64	55
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(57)	(60)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(57)	(60)
Trading portfolio assets [member] | Trading portfolio liabilities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	2,795	3,101		£ 2,280
Financial assets at fair value through the income statement [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	101	44
Other income	199	68
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	300	112
Financial assets at fair value through other comprehensive income [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	60	(1)
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 60	£ (1)

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39